Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	At 31 December
(in USD million)	2025	2024

Cash at bank available	1,402	3,524
Time deposits	428	244
Money market funds	2,236	1,278
Interest-bearing securities	970	857

Cash and cash equivalents	5,036	5,903